Salaries and other employee expenses - Schedule of Restricted Stock Granted to Directors (Details) - Restricted Stocks - Directors	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares)	115,350	105,450	145,800
Granted (in shares)	57,000	63,000	57,000
Vested (in shares)	(68,700)	(53,100)	(97,350)
Number of shares, outstanding at end (in shares)	103,650	115,350	105,450
Expected to vest (in shares)	103,650
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 16.31	$ 14.15	$ 16.64
Granted (in usd per share) | $ / shares	29.18	17.69	14.65
Vested (in usd per share) | $ / shares	16.05	13.75	18.71
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 23.56	$ 16.31	$ 14.15